  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 15, 2008.

                                                              FILE NO. 333-72042

                                                                       811-10559

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 21                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 24                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                            SEPARATE ACCOUNT ELEVEN

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on September 15, 2008, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The prospectus in Part A and Statement of Additional Information in Part B of this Post-Effective Amendment No. 21 is incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-4 (File No. 333-72042), as filed on April 9, 2008 and effective on May 1, 2008.

A Supplement to the Prospectus dated September 15, 2008 is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 21 does not supercede Post-Effective Amendment No. 20 filed on June 10, 2008.

                                     PART A

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042              Premier Solutions (Standard -- Series A)

             SUPPLEMENT DATED SEPTEMBER 12, 2008 TO YOUR PROSPECTUS

FUND MERGER

HARTFORD GLOBAL COMMUNICATIONS HLS FUND AND HARTFORD GLOBAL TECHNOLOGY HLS FUND INTO THE HARTFORD GLOBAL EQUITY HLS FUND -- The Board of Directors of the Hartford Mutual Funds recently approved and recommended the merger of the Hartford Global Communications HLS Fund and Hartford Global Technology HLS Fund into the Hartford Global Equity HLS Fund. Shareholders voted in favor of this change and it will become effective after the close of the New York Stock Exchange on August 25, 2008.

As a result, if any of your Participant Account value is allocated to the Hartford Global Communications HLS Fund Sub-Account or Hartford Global Technology HLS Fund Sub-Account, that amount will be merged into the Hartford Global Equity HLS Fund Sub-Account after the close of the New York Stock Exchange on August 25, 2008.

If you are enrolled in any Dollar Cost Averaging Program with allocations to Hartford Global Communications HLS Fund Sub-Account or Hartford Global Technology HLS Fund Sub-Account, that allocation will be directed to the Hartford Global Equity HLS Fund Sub-Account after the close of trading on the New York Stock Exchange on August 25, 2008. If you are enrolled in any Asset Rebalancing Program with allocations to the Hartford Global Communications HLS Fund Sub-Account or the Hartford Global Technology HLS Fund Sub-Account your program enrollment will be terminated as of the close of the New York Stock Exchange on August 25, 2008.

In addition, after the close of trading on the New York Stock Exchange on August 25, 2008, future Contributions with allocations to the Hartford Global Communications HLS Fund Sub-Account or the Hartford Global Technology HLS Fund Sub-Account will be directed to the Hartford Global Equity HLS Fund Sub-Account. Upon completion of the merger, the Hartford Global Communications HLS Fund Sub-Account and the Hartford Global Technology HLS Fund Sub-Account will no longer be available and all references to those Sub-Accounts will be deleted.

Effective after the close of the New York Stock Exchange on August 25, 2008, the following is added to the prospectus under the sub-section entitled, "Annual Fund Operating Expenses":

                                                      DISTRIBUTION
                                                         AND/OR                               ACQUIRED
                                                        SERVICE                               FUND FEES
                                   MANAGEMENT           (12B-1)              OTHER               AND
UNDERLYING FUND                       FEE                 FEES              EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
Hartford Global Equity HLS            0.950%              0.250%              0.100%              N/A
 Fund -- Class IB

                                                       CONTRACTUAL
                                     TOTAL             FEE WAIVER           NET TOTAL
                                     ANNUAL              AND/OR               ANNUAL
                                   OPERATING             EXPENSE            OPERATING
UNDERLYING FUND                     EXPENSES          REIMBURSEMENT          EXPENSES
-----------------------------  -----------------------------------------------------------
HARTFORD SERIES FUND, INC.
Hartford Global Equity HLS            1.300%                N/A                1.300%
 Fund -- Class IB

Effective after the close of the New York Stock Exchange on August 25, 2008, the following is added to the prospectus under the sub-section entitled "The Funds":

                                               INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/
SUB-ACCOUNT                                          SUMMARY                                    SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Hartford Global Equity HLS Fund --      Seeks long term capital             HL Investment Advisors, LLC Sub-Advised by
Class IB                                appreciation                        Wellington Management Co, LLP

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the Separate Account.(1)
              (b) Resolution of the board of directors of Hartford authorizing the re-designation of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriting Agreement.(2)
              (b) Form of Sales Agreement.(2)
       (4)    Form of Group Variable Annuity Contract.(3)
       (5)    Form of the Application.
       (6)    (a) Articles of Incorporation of Hartford.(4)
              (b) Bylaws of Hartford.(5)
       (7)    Not applicable.
       (8)    Participation Agreement.(2)
       (9)    Opinion and Consent of Christopher M. Grinnell, Assistant Vice
              President and Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No Financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

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(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Senior Vice President
Gregory J. Brennan                  Senior Vice President
Lynn R. Banziruk                    Assistant Vice President
Richard E. Cady                     Assistant Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Henry Collie                        Assistant Actuary
Richard G. Costello                 Vice President, Secretary
Rochelle S. Cummings                Vice President
James Davey                         Senior Vice President
Peter Delehanty                     Senior Vice President
Joseph G. Eck                       Vice President
Jason S. Frain                      Actuary, Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Assistant Vice President
Christopher J. Hanlon               Senior Vice President
Susan M. Hess                       Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Edward Jaworski                     Assistant Vice President
Thomas D. Jones                     Vice President
Stephen T. Joyce                    Senior Vice President, Director*
Thomas P. Kalmbach                  Vice President and Actuary
Paula A. Knake                      Assistant Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Lori A. LaForge                     Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Dawn M. LeBlanc                     Assistant Vice President
Alice Longworth                     Assistant Vice President
Debra L. Ludovissie                 Assistant Vice President
Kenneth A. McCullum                 Senior Vice President, Actuary
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Brian Murphy                        Executive Vice President
Jamie Ohl                           Vice President
Lyndon E. Oliver                    Senior Vice President
John J. Pacheco, Jr.                Assistant Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Craig R. Raymond                    Senior Vice President
Robert W. Reiff                     Senior Vice President
Sharon Roberts                      Vice President
Stephen A. Roche                    Vice President
Michael J. Roscoe                   Vice President, Actuary
Richard Rubin                       Assistant Vice President
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
D. Keith Sloane                     Senior Vice President
Martin A. Swanson                   Vice President
Charles D. Tatro                    Actuary, Vice President
James E. Trimble                    Senior Vice President, Chief Actuary
Charles N. Vest                     Vice President, Actuary
Andrew J. Waggoner                  Vice President
Jean H. Walker                      Vice President
John C. Walters                     Chief Executive Officer, President, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President
Lizabeth H. Zlatkus                 Director*
David M. Znamierowski               Executive Vice President, Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-119414, filed on February 8, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008, there were 507 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account 403

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     American Maturity Life Insurance - Separate Account AMLVA

     American Maturity Life Insurance - Separate Account One

     Nutmeg Life Insurance Company - Separte Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

       (b) Directors and Officers of HSD

                                                              POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Robert Arena                      Senior Vice President/Business Line Principal and Director
Diana Benken                      Chief Financial Officer and Controller/FINOP
James Davey                       Senior Vice President/Business Line Principal
Peter Delehanty                   Senior Vice President/IIP Marketing
John N. Gamalis                   Treasurer
Stephen T. Joyce                  Senior Vice President/Business Line Principal
Kenneth A. McCullum               Senior Vice President
Vernon Meyer                      Senior Vice President
Brian Murphy                      Director
Mark A. Sides                     Chief Legal Officer and Secretary
Martin A. Swanson                 Vice President/Marketing
John C. Walters                   Chief Executive Officer, President and Director
William Wilcox                    Chief Legal Officer, AML Chief Compliance Officer

     Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of September, 2008.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)

By:    John C. Walters                      *By:   /s/ Shane Daly
       -----------------------------------         -----------------------------------
       John C. Walters                             Shane Daly
       Co-Chief Executive Officer,                 Attorney-In-Fact
       Co-President, Director*

By:    Lizabeth H. Zlatkus
       -----------------------------------
       Lizabeth H. Zlatkus
       Chairman of the Board, Co-Chief
       Executive Officer, Co-President,
       Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    John C. Walters                      By:    /s/ Lizabeth H. Zlatkus
       -----------------------------------         -----------------------------------
       John C. Walters                             Lizabeth H. Zlatkus
       Co-Chief Executive Officer,                 Chairman of the Board, Co-Chief
       Co-President, Director*                     Executive Officer, Co-President,
                                                   Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Stephen T. Joyce, Senior Vice President, Director*
Glenn D. Lammey, Chief Financial Officer, Executive Vice
 President, Director*
John C. Walters, Co-Chief Executive Officer, Co-President,
 Director*                                                         *By:   /s/ Shane Daly
                                                                          -----------------------------------
Lizabeth H. Zlatkus, Chairman of the Board, Co-Chief Executive            Shane Daly
 Officer, Co-President, Director*                                         Attorney-in-Fact

David M. Znamierowski, Executive Vice President & Chief            Date: September 15, 2008
 Investment Officer, Director*

333-72042

                                 EXHIBIT INDEX

      (9)  Opinion and Consent of Christopher M. Grinnell, Assistant Vice President and Assistant General
           Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.